Property and Equipment, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,102,736	$ 1,022,830
Less: accumulated depreciation	928,773	872,244
Total property and equipment, net	173,963	150,586
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,679	22,679
Software and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	802,849	728,955
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	23,071	18,790
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 254,137	$ 252,406